Business Combinations - Summary of fair value of assets acquired and liabilities assumed as part of the Acquisition (Details) - USD ($) $ in Thousands						12 Months Ended
	May 19, 2022	Dec. 09, 2021	Nov. 19, 2021	Nov. 12, 2021	Feb. 12, 2021	Dec. 31, 2021	Jun. 30, 2022	Dec. 31, 2020
Estimated fair value of identifiable assets acquired and liabilities assumed:
Goodwill						$ 26,626	$ 34,476	$ 14,227
2021 Acquisitions
Business Acquisition [Line Items]
Cash						9,172
Deferred						4,468
Fair value of total consideration transferred						13,640
Estimated fair value of identifiable assets acquired and liabilities assumed:
Cash						65
Accounts receivable						581
Inventory						242
Property and equipment, net						67
Clinical contracts						745
Goodwill						12,399
Total assets acquired						14,099
Accounts payable						120
Accrued liabilities						7
Current portion of long term debt						332
Total liabilities assumed						459
Net assets acquired						13,640
Raiker
Business Acquisition [Line Items]
Cash					$ 892
Deferred					818
Fair value of total consideration transferred					1,710
Estimated fair value of identifiable assets acquired and liabilities assumed:
Cash					65	65
Accounts receivable					398	398
Inventory					62	62
Property and equipment, net					0	0
Clinical contracts					0	0
Goodwill					1,454	1,454
Total assets acquired					1,979	1,979
Accounts payable					120	120
Accrued liabilities					0	0
Current portion of long term debt					149	149
Total liabilities assumed					269	269
Net assets acquired					1,710	1,710
Grant
Business Acquisition [Line Items]
Cash				$ 849	849
Deferred				200	200
Fair value of total consideration transferred				1,049	1,049
Estimated fair value of identifiable assets acquired and liabilities assumed:
Cash				0		0
Accounts receivable				0		0
Inventory				49		49
Property and equipment, net				0		0
Clinical contracts				450		450
Goodwill				550		550
Total assets acquired				1,049		1,049
Accounts payable				0		0
Accrued liabilities				0		0
Current portion of long term debt				0		0
Total liabilities assumed				0		0
Net assets acquired				1,049		1,049
Orr
Business Acquisition [Line Items]
Cash				816	816
Deferred				200	200
Fair value of total consideration transferred				1,016	1,016
Estimated fair value of identifiable assets acquired and liabilities assumed:
Cash				0		0
Accounts receivable				183		183
Inventory				16		16
Property and equipment, net				13		13
Clinical contracts				150		150
Goodwill				837		837
Total assets acquired				1,199		1,199
Accounts payable				0		0
Accrued liabilities				0		0
Current portion of long term debt				183		183
Total liabilities assumed				183		183
Net assets acquired				$ 1,016		1,016
Dave
Business Acquisition [Line Items]
Cash			$ 2,000		2,000
Deferred	$ 250		750		750
Fair value of total consideration transferred			2,750		2,750
Estimated fair value of identifiable assets acquired and liabilities assumed:
Cash			0			0
Accounts receivable			0			0
Inventory			0			0
Property and equipment, net			35			35
Clinical contracts			77			77
Goodwill			2,645			2,645
Total assets acquired			2,757			2,757
Accounts payable			0			0
Accrued liabilities			7			7
Current portion of long term debt			0			0
Total liabilities assumed			7			7
Net assets acquired			$ 2,750			2,750
Yang
Business Acquisition [Line Items]
Cash		$ 4,615			4,615
Deferred		2,500			2,500
Fair value of total consideration transferred		7,115			$ 7,115
Estimated fair value of identifiable assets acquired and liabilities assumed:
Cash		0				0
Accounts receivable		0				0
Inventory		115				115
Property and equipment, net		19				19
Clinical contracts		68				68
Goodwill		6,913				6,913
Total assets acquired		7,115				7,115
Accounts payable		0				0
Accrued liabilities		0				0
Current portion of long term debt		0				0
Total liabilities assumed		0				0
Net assets acquired		$ 7,115				$ 7,115